Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017
Current Assets:
Cash	$ 2,181,246	$ 4,381,643	$ 786,823
Accounts receivable, net of allowance for doubtful account of $129,365 at March 31, 2019, $23,046 at March 31, 2018, and $26,046 at December 31, 2017	1,225,911	1,201,117	166,731
Due from related parties	19,565	14,204	18,461
Inventories, at lower of cost or market, principally average cost method	4,772,597	2,405,007	1,792,314
Prepaid expenses	427,551	321,074	254,732
Total Current Assets	8,626,870	8,323,045	3,019,061
Equipment, net of accumulated depreciation of $516,144 at March 31, 2019 and $113,158 at March 31, 2018, and $77,861 at December 31, 2017	21,999,787	1,241,326	769,442
Other Assets:
Deposits	29,034	16,300
Licensing agreements, net of accumulated amortization of $108,833 at March 31, 2019, $58,333 at March 31, 2018, and $45,833 at December 31, 2017	141,667	191,667	204,167
Patents, net of accumulated amortization of $134,701 at March 31, 2019, $49,627 at March 31, 2018 and $25,166 at December 31, 2017	6,939,304	900,373	924,834
Other intangible assets, net of accumulated amortization of $61,803 at March 31, 2019	5,850,502
TOTAL ASSETS	43,587,164	10,672,711	4,917,504
Current Liabilities:
Accounts payable	1,920,344	479,465	476,893
Accrued liabilities	531,434	541,210	254,774
Convertible note payable			1,575,000
Note payable related party			100,000
Insurance premium note payable	230,597	99,907	6,880
Current portion of note payable related party	1,500,000
Contingent consideration payable	300,000
Total Current Liabilities	4,482,375	1,120,582	2,413,547
Long-term Liabilities:
Convertible promissory notes, net of $24,144 of note issuance costs	275,856
Contingent consideration payable	900,000
Note payable related party	8,400,000
Total Liabilities	14,058,231	1,120,582	2,413,547
Shareholders' Equity:
Common stock, $0.001 par value, 200,000,000 shares authorized 44,013,075, 28,394,503, and 22,487,793 shares issued and outstanding at March 31, 2019 and March 31, 2018, and December 31, 2017 respectively	44,013	28,394	22,488
Additional paid-in capital	48,935,485	17,264,888	8,430,394
Stock subscription receivable			(5,000)
Accumulated (Deficit)	(19,450,565)	(7,741,153)	(5,943,925)
Total Shareholders' Equity	29,528,933	9,552,129	2,503,957
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 43,587,164	$ 10,672,711	$ 4,917,504